Effect of COVID-19 Pandemic and other geopolitical events	3 Months Ended
Mar. 31, 2022
Effect of COVID-19 Pandemic and other geopolitical events
Effect of COVID-19 Pandemic and other geopolitical events

3 Effect of COVID-19 Pandemic and other geopolitical events

The COVID-19 pandemic has spread worldwide and continues to cause many governments to maintain measures to slow the spread of the outbreak through quarantines, travel restrictions, closures of borders and requiring maintenance of physical distance between individuals.

The COVID-19 pandemic resulted in a slowdown in our diagnostics and pharmaceutical businesses. As part of the Company’s initiative to assist local, national and international authorities as well as other partners in their efforts to facilitate the earliest possible diagnosis of COVID-19 and thereby contribute to allowing society to return to a “new” normal, the Company commenced testing for COVID-19 in March 2020.

During the three months ended March 31, 2022, we continued the COVID-19 testing activities that started in 2020. However, as at March 31, 2022, all COVID-19 operations at testing sites have ceased as all COVID-19 testing site contracts expired within the first quarter of 2022. The company is reporting the COVID-19 segment as a discontinued operation. See Note 2.1– New significant accounting policies and accounting judgments and estimates and Note 7 – Discontinued operations.

Although the Group is taking a number of measures aimed at minimizing disruptions to the business and operations, the full extent to which the global COVID-19 pandemic may continue to impact the business will depend on future developments, which are highly uncertain and cannot be predicted, such as the duration of the pandemic, the availability and effectiveness of vaccines against new variants, the probability of the occurrence of further outbreaks and the ultimate impact on the financial markets and the global economy could result in an unforeseen negative impact on the business and future results of operations.

In reaction to the recognition of the so-called Donetsk People’s Republic and the so-called Luhansk People’s Republic by the Russian Federation, the following Russian invasion of the Ukraine on February 24, 2022 and the since-then ongoing war in the Ukraine, a number of countries (including the United States, United Kingdom and the European Union) imposed sanctions and other measures. Sanctions and other measures imposed until July 2022 against, among others, certain individuals as well as private and state-owned entities in Russia and Belarus, include asset freezes, exports controls through tariffs, taxation or bans of goods and commodities and energy embargos, including a ban by the United States of oil, gas and coal imports, financial sanctions and bans of foreign direct investments into Russia. Additional sanctions may be imposed.

Due to the war in Ukraine, there has been a significant increase in volatility on the securities and currency markets. It is expected that these events may affect the activities of Russian enterprises in various sectors of the economy and may have severe effects on macroeconomic developments in global and national markets due to spillovers and Russian counter measures, including on commodity markets and financial channels, contributing to supply chain disruptions and rising inflation. Although neither Centogene’s operations, supply chain, performance nor going concern basis has been significantly affected by the conflict, the impact of the conflict and its broader economic implications, such as higher costs of consumer goods, cannot be reliably quantified at this point in time.